UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  December 31, 1999

Check  here  if  Amendment  [  ];  Amendment     Number:  ___
This Amendment (Check only one.):                [  ] is  a  restatement.
                                                 [  ] adds  new  holdings
                                                 entries.
Institutional  Investment  Manager  Filing       this  Report:

Name:        Mazama  Capital  Management,  LLC
Address:     One  SW  Columbia,  Suite  1860
             Portland,  Oregon  97258

Form  13F  File  Number:  28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:       Brian  P.  Alfrey
Title:      Chief  Operating  Officer
Phone:      503-944-6245

Signature,  Place,  and  Date  of  Signing:

Brian  P.  Alfrey               Portland,  Oregon               01/13/2000
-----------------               -----------------               -----------
   [Signature]                    [City, State]                   [Date]

Report  Type  (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)


[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:          0

Form  13F  Information  Table  Entry  Total:    82

Form  13F  Information  Table  Value  Total:    $325,735
                                                (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE


Mazama  Capital  Management,  LLC
FORM  13F
December  31,  1999

                                                                                            Voting Authority
                                                                                            ----------------
                                                            Value    Shares/  Sh/  Invstmt   Other
Name of Issuer                  Title of class    CUSIP    (x$1000)  Prn Amt  Prn  Dscretn  Managers   Sole   Shared   None
------------------------------  --------------  ---------  --------  -------  ---  -------  --------  ------  ------  ------
Accredo Heath Inc               COM             00437V104     1737     56500  SH   Sole                40100           16400
Acxiom Corp                     COM             005125109     2034     84750  SH   Sole                61050           23700
Alkermes Inc                    COM             01642t108     7570    154100  SH   Sole               109600           44500
American Xtal Technology        COM             030514103     3150    180650  SH   Sole               128150           52500
Ann Taylor Stores               COM             036115103     9866    286500  SH   Sole               203000           83500
Avis Rent-A-Car                 COM             053790101     2357     92200  SH   Sole                65600           26600
Bank United Corp                COM             065412108      880     32300  SH   Sole                22800            9500
Barr Labs Inc                   COM             068306109     6928    220800  SH   Sole               157400           63400
Bebe Stores Inc                 COM             075571109     2917    108050  SH   Sole                76650           31400
Beringer Wine Estates           COM             084102102     4785    120000  SH   Sole                88000           32000
Callaway Golf Co                COM             131193104     9059    512150  SH   Sole               365050          147100
Circle.Com                      COM             832914204     1352    109771  SH   Sole                77471           32300
Colonial BancGroup              COM             195493309      877     84500  SH   Sole                60100           24400
Columbia Laboratories           COM             197779101     2560    341400  SH   Sole               242450           98950
Columbia Sportswear Co          COM             198516106     2434    113200  SH   Sole                69900           43300
Connetics Corp                  COM             208192104     3216    306250  SH   Sole               212250           94000
Del Monte Foods Inc             COM             24522p103     5312    431400  SH   Sole               307200          124200
Digimarc                        COM             253807101     6290    125800  SH   Sole                88850           36950
Direct Focus Inc                COM             254931108     4584    165200  SH   Sole               117500           47700
Dollar Thrifty                  COM             256743105     1515     63300  SH   Sole                44800           18500
Doral Properties                COM             25811p100     1255    101900  SH   Sole                72200           29700
Dura Pharmaceuticals            COM             26632S109    10665    765200  SH   Sole               544200          221000
Elcor Corp                      COM             284443108      911     30250  SH   Sole                21350            8900
Electro Scientific Inds         COM             285229100     8694    119100  SH   Sole                85000           34100
Emcor Group Inc                 COM             29084q100     1247     68350  SH   Sole                48450           19900
Ethan Allen                     COM             297602104     2047     63850  SH   Sole                45275           18575
FEI Co                          COM             30241l109    15471    998125  SH   Sole               709025          289100
First Sierra Financial          COM             335944104     1188     69350  SH   Sole                49100           20250
Friedman Billings Ramsey Group  COM             358433100     6271    796350  SH   Sole               555150          241200
Furniture Brands Inc            COM             360921100    10793    490600  SH   Sole               349900          140700
GelTex Pharma                   COM             368538104     3468    270650  SH   Sole               191650           79000
Hawaiian Airlines Inc           COM             419849104     2184   1027850  SH   Sole               733050          294800
Hollywood Entertainment Corp    COM             436141105     5356    369350  SH   Sole               262750          106600
Immersion Corp                  COM             452521107     1527     39800  SH   Sole                28750           11050
Incyte Pharmaceutical Inc       COM             45337C102      801     13350  SH   Sole                 9950            3400
Informix Corp                   COM             456779107    11007    962400  SH   Sole               691600          270800
Innotrac                        COM             45767M109     1184     86100  SH   Sole                59800           26300
Integrated Systems Inc          COM             45812m104     1342     40000  SH   Sole                29000           11000
Intergrated Measurements Sys    COM             457923100     1657    117300  SH   Sole                79700           37600
Intervoice Inc                  COM             461142101    10006    430350  SH   Sole               306750          123600
Intimate Brands Inc             COM             461156101     7954    184450  SH   Sole               131050           53400
Jones Apparel Corp              COM             480074103    10051    370550  SH   Sole               270550          100000
Kent Electronics                COM             490553104     2562    112600  SH   Sole                80800           31800
Lattice Semiconductor           COM             518415104     1322     28050  SH   Sole                20300            7750
Lincare                         COM             532791100     3465     99900  SH   Sole                70200           29700
Longview Fibre Co               COM             543213102     3003    210750  SH   Sole               149650           61100
Mastec Inc                      COM             576323109     2772     62300  SH   Sole                41100           21200
Media Metrix Inc                COM             58440x103     6957    194600  SH   Sole               137700           56900
MedicaLogic                     COM             584642102     1025     48800  SH   Sole                35600           13200
Medquist                        COM             584949101     2390     92600  SH   Sole                65700           26900
Mentor Graphics Corp            COM             587200106     8653    656175  SH   Sole               465175          191000
Metro One Telecommunications    COM             59163F105     1597    122875  SH   Sole                87775           35100
Microsoft Corp                  COM             594918104      228      1950  SH   Sole                 1950
Morgan Keegan                   COM             617410105     2541    151700  SH   Sole               107500           44200
PBOC Holdings                   COM             694058108     2156    228500  SH   Sole               145300           83200
Pacific Century Financial Corp  COM             69316g108     3472    185800  SH   Sole               131700           54100
Pacific Sunwear                 COM             694873100     2502     78500  SH   Sole                56900           21600
Pharmacyclics Corp              COM             716933106     4913    119100  SH   Sole                84700           34400
Phillips Van Heusen             COM             718592108     5069    609850  SH   Sole               433050          176800
Pixar                           COM             725811103     2887     81600  SH   Sole                57800           23800
Polo Ralph Lauren               COM             731572103     7804    457350  SH   Sole               325300          132050
Radisys Corp                    COM             750459109      908     17800  SH   Sole                12450            5350
Raymond James Financial         COM             754730109     1895    101750  SH   Sole                71550           30200
Remec Inc                       COM             759543101     2630    103150  SH   Sole                73650           29500
Remedy Corp                     COM             759548100     1383     29200  SH   Sole                21200            8000
Res Care Inc                    COM             760943100     8404    659100  SH   Sole               469300          189800
Robotics Vision                 COM             771074101     2095    226500  SH   Sole               162200           64300
SBS Technologies                COM             78387p103     1321     36200  SH   Sole                23100           13100
SGI Systems                     COM             827056102     4344    448400  SH   Sole               318500          129900
SangStat Medical Corp           COM             801003104     1987     66800  SH   Sole                47400           19400
Santa Cruz Operation            COM             801833104      714     23500  SH   Sole                23500
Serena Software                 COM             817492101     1578     51000  SH   Sole                36400           14600
Sicor                           COM             825846108      194     25000  SH   Sole                16500            8500
SmartDisk                       COM             83169Q105     3056     93300  SH   Sole                65100           28200
Symantec Corp                   COM             871503108     8298    141550  SH   Sole               101050           40500
Synder Communications           COM             832914105     3626    188350  SH   Sole               133650           54700
Tekelec                         COM             879101103     1802     80100  SH   Sole                56700           23400
Too Inc                         COM             890333107     5789    335600  SH   Sole               239300           96300
Triad Hospitals                 COM             89579k109     2208    146000  SH   Sole               103600           42400
Veeco Instrs Inc                COM             922417100    11996    256250  SH   Sole               182250           74000
ViaSat Inc                      COM             92552V100     1451     29100  SH   Sole                20700            8400
West Coast Bancorp              COM             952145100      236     17500  SH   Sole                11700            5800